Related Party Transactions - Summary of Aggregate Amounts to Related Parties (Detail) pure in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2017 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 518,899	$ 783,183	$ 633,042
Number of recipient related parties	78	75	76
Average total financial exposure	$ 9,056	$ 13,897	$ 10,200
Single largest exposure	$ 150,800	$ 735,463	$ 496,252
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties	69	68	68
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties	9	7	8